Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (4,487,700)	$ (4,068,430)	$ (7,979,559)	$ (8,148,340)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	521,126	520,808	1,042,698	716,481
Stock-based compensation	913,814	659,591	2,342,802	1,422,961
R&D expenses transferred from inventory and construction in progress		416,231	416,231	732,828
Consulting expense paid (reversed) by issuance (cancellation) of stock warrants	389,300	(331,567)	(175,467)	250,367
Unrealized losses on short-term investment	60,170
Changes in operating assets and liabilities:
Accounts receivable	451,130	(1,209,964)	1,293,870	(1,745,000)
Inventories	(1,811,443)	(386,750)	(2,143,550)
Prepaid expenses	93,269	39,858	(1,435,164)	(1,171,356)
Other receivable - related party	(34)		(920)	46,743
Other receivable - others	(8)	1,158	1,170	409,774
Temporary deposit - related party		100,067	100,067	(100,067)
Other current assets	(2,826)	(2,190)	5,628	(4,745)
Deposits	(200)	(296)	(5,751)	35,760
Accounts payable	961,610	1,587,222	(1,120,245)	2,032,974
Accrued expenses	597,252	743,910	(167,025)	(225,510)
Other payable - related parties	122,758	(418,091)	(142,883)	(146,541)
Other payable - others	560,827	1,513,132	(779,849)	(887,956)
Operating lease liability	107,020		19,828
Net Cash Used for Operating Activities	(1,523,935)	(835,311)	(8,728,119)	(6,781,627)
Cash Flows from Investing Activities
Purchase of trading security	(157,756)
Purchase of property and equipment	(28,924)	(2,297)	(10,831)	(708,397)
Prepayment on land and satellite equipment			(624,462)	(33,850,000)
Acquisitions of goodwill				(24,798)
Net Cash Used for Investing Activities	(186,680)	(2,297)	(635,293)	(34,583,195)
Cash Flows from Financing Activities
Proceeds from (repayment on) short-term bank loan	163,200			(10,000)
Proceeds from short-term loan – related party	272,211	194,600
Proceeds from short-term loans - others	950,000
(Repayment on) Proceeds from long-term loan	(3,568)	47,742	45,469
Proceeds from issuance of common stock		6,047,630	10,810,688	41,318,899
Payment on finance lease liability	(5,926)		(1,622)
Payment on repurchase of restricted stock				(700)
Net Cash Provided by Financing Activities	1,375,917	6,289,972	10,854,535	41,308,199
Net Increase (Decrease) in Cash and Restricted Cash	(334,698)	5,452,364	1,491,123	(56,623)
Cash and Restricted Cash, Beginning of Year/Period	976,829	88,309	88,309	21,504
Foreign Currency Translation Effect on Cash	(227,817)	465,294	(602,603)	123,428
Cash and Restricted Cash, End of Year/Period	414,314	6,005,967	976,829	88,309
Supplemental disclosures of cash flow information:
Cash paid during the year/period for income taxes	1,651			4,061
Cash paid during the year/period for interest	3,373	338	5,791	2,121
Non-cash Operating and Financing Activities:
Restricted stock deposit liability transferred back from common stock				(1,644)
Net payment for acquisition of subsidiary during the year ended December 31, 2018:
Cash				14,527
Prepaid expenses				4,317
Other receivable - related party				43,448
Goodwill				24,798
Total payment for acquisition of subsidiary				$ 87,090